Information on Business Segments (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Operating Results by Segment

Operating results for each of the segments of the Company are as follows (in thousands):

	Twelve Months Ended December 31, 2017					Twelve Months Ended December 31, 2016
	Parent	Farms	Greenhouse	Water	Total	Parent	Farms	Greenhouse	Water	Total
Revenue	$-	$-	$620	$72	$692	$-	$-	$204	$68	$272
Less: direct cost of revenue	-	-	-	33	33	-	-	-	-	-
Gross Margin	-	-	620	39	659	-	-	204	68	272
Total Operating Expenses	(752)	-	(501)	(8,145)	(9,398)	(1,208)	-	(2,457)	(212)	(3,877)
Total Other Income (Expense)	(530)	-	(2,016)	(368)	(2,914)	(24)	-	(1,463)	(603)	(2,090)
Net (Loss) from Operations Before Income Taxes	(1,282)	-	(1,897)	(8,474)	(11,653)	(1,232)	-	(3,716)	(747)	(5,695)
Income Taxes (Expense)/Credit	-	-	-	-	-	-	-	-	-	-
Net (Loss) from Operations	(1,282)	-	(1,897)	(8,474)	(11,653)	(1,232)	-	(3,716)	(747)	(5,695)
Net (Loss) from Discontinued Operations	-	(1,045)	-	-	(1,045)	-	(2,624)	-	-	(2,624)
Preferred dividends	(369)	-	(478)	(16)	(863)	(1,937)	-	(671)	-	(2,608)
Non-controlling interest	-	-	644	(7)	637	-	-	206	(6)	200
Net (Loss)	$(1,651)	$(1,045)	$(1,731)	$(8,497)	$(12,924)	$(3,169)	$(2,624)	$(4,181)	$(753)	$(10,727)
Segment Assets	$766	$-	$9,433	$27,953	$38,152	$726	$2,785	$9,179	$35,077	$47,767